UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	MoneyMart Assets, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	12/31/2005

Date of reporting period:	3/31/2005

Item 1.	Schedule of Investments [INSERT REPORT]

	MoneyMart Assets, Inc.
	Schedule of Investments as of March 31, 2005 (Unaudited)

Principal Amount (000)	Description	Value
Asset Backed Securities 1.0%
	Ford Credit Auto Owner Trust, Class Al
$11,703	2.62%, 9/15/05	$11,703,373
Certificates of Deposit 9.6%
	Bank Of New York
25,000	2.775%, 4/29/05(b)	24,995,611
	Bank Of Nova Scotia
25,000	2.86%, 5/20/05(b)	24,999,529
	Barclays Bank PLC
8,873	3.03%, 6/30/05	8,873,000
	Calyon New York
10,000	2.73%, 4/13/05(b)	9,998,779
	HBOS Treasury Services PLC
30,000	2.79%, 4/18/05(b)	30,000,000
	Toronto Dominion Bank NY
11,200	2.02%, 5/25/05	11,189,542

		110,056,461
Commercial Paper 48.8%
	Amsterdam Funding Corp.
5,600	2.75%, 4/6/05 144A	5,597,947
	Banco Santander Central Hispano
1,000	2.67%, 4/1/05	1,000,000
4,000	2.79%, 5/5/05	3,989,762
	BankAmerica Corp.
5,000	2.79%, 5/4/05	4,987,762
50,000	2.71%, 5/10/05	49,854,292
	Barclays Funding LLC
113	2.80%, 4/5/05	112,965
3,000	2.87%, 5/10/05	2,990,965
	Bear Stearns Co., Inc.
6,000	2.79%, 5/2/05	5,986,153
9,000	3.03%, 6/21/05	8,939,048
9,000	3.03%, 6/22/05	8,938,295
	Cafco LLC
25,000	2.81%, 5/3/05 144A	24,937,778
10,000	2.99%, 6/3/05 144A	9,948,025
	CBA (Delaware) Finance, Inc.
7,027	2.82%, 4/4/05	7,025,436
1,000	2.96%, 6/17/05	994,332

	MoneyMart Assets, Inc.
	Schedule of Investments as of March 31, 2005 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value
	Danske Corp.
1,100	2.87%, 5/23/05	1,095,646
	Depfa Bank PLC
1,500	2.86%, 5/25/05 144A	1,493,587
	DNB North Bank ASA
216	2.81%, 4/14/05	215,782
10,497	2.79%, 5/9/05	10,466,197
	Falcon Asset Securitization Corp.
5,000	2.76%, 4/4/05 144A	4,998,917
5,581	2.81%, 4/18/05 144A	5,573,621
14,030	2.81%, 4/22/05 144A	14,007,084
33,000	2.81%, 4/25/05 144A	32,938,400
	Fcar Owner Trust Series I
20,000	2.86%, 5/5/05	19,946,167
	Fortis Funding LLC
2,506	2.81%, 4/22/05 144A	2,501,907
	General Electric Capital Corp.
36,189	2.97%, 8/15/05	35,788,428
	Greenwhich Capital Holding Funding
3,100	3.27%, 11/14/05	3,100,000
	Nordeutsche Landesbank Luxembourg
25,000	2.82%, 5/3/05 144A	24,937,555
	Old Line Funding Corp.
52,666	2.79%, 5/2/05 144A	52,539,923
	Preferred Receivables Funding Corp.
28,133	2.81%, 4/20/05 144A	28,091,425
3,931	2.90%, 5/31/05 144A	3,912,328
	Prudential PLC
46,000	2.76%, 4/11/05 144A	45,967,061
2,000	2.82%, 4/12/05 144A	1,998,405
	Sheffield Receivables Corp.
25,000	2.81%, 4/19/05 144A	24,965,000
17,503	2.81%, 4/20/05 144A	17,477,135
3,175	2.81%, 4/21/05 144A	3,170,061
	Spintab-Swedmortgage AB
256	2.81%, 4/26/05	255,502
	St. George Bank
20,000	2.75%, 5/3/05 144A	19,951,289
	Swiss RE Financial Products Corp.
40,287	2.62%, 4/13/05 144A	40,251,950
2,583	3.04%, 7/13/05 144A	2,562,234
3,000	3.12%, 8/8/05 144A	2,968,395
	Triple A One Funding Corp.
6,224	2.68%, 4/4/05 144A	6,222,615
3,424	2.81%, 4/22/05 144A	3,418,408
	Tulip Funding Corp.
2,606	2.81%, 4/20/05 144A	2,602,149
7,647	2.82%, 4/29/05 144A	7,630,292
	UBS Finance LLC
2,800	2.79%, 5/3/05	2,793,280

		559,143,503

	MoneyMart Assets, Inc.
	Schedule of Investments as of March 31, 2005 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value
Municipal Bonds 1.5%
	Fulton Cnty. Dcv. Auth. Dist.
	Cooling Facs. Rev., Var. Taxable
	Sys., Maxon, Ser. C
3,200	2.90%, 4/7/05(b)	3,200,000
	Los Angeles Dept. Wtr. & Pwr. Wtr.
	Wks. Rev., Var. Taxable Sys., Ser. B2
10,000	2.85%,, 4/6/05(b)	10,000,000
	Stephens & Stephens XI LLC
4,400	2.94%, 4/7/05(b)	4,400,000

		17,600,000
Other Corporate Obligations 32.3%
	American Express Credit Corp.
47,000	2.83%, 4/5/05(c)	47,000,000
	Associates Corp. NA
2,000	6.20%, 5/16/05	2,008,525
	General Electric Capital Corp.
5,000	2.93%, 4/18/05(c)	5,000,000
	Goldman Sachs Group, Inc.
45,500	3.16%, 6/15/05(c)	45,500,000
	Household Finance Corp.
13,475	2.92%, 5/18/05(c)	13,479,891
	Irish Life Payment PLC
50,000	2.85%, 4/21/05 144A(c)	49,995,564
	Lasalle Bank NA
35,000	2.76%, 5/3/05	35,000,000
	Merrill Lynch & Co., Inc.
55,000	2.92%, 4/11/05(c)	55,000,000
	Metropolitan Life Insurance
20,000	2.77%, 4/1/05(b)(e)
	(cost of $520,000,000, date purchased 10/4/04)	20,000,000
	Morgan Stanley
48,000	2.71%, 4/4/05(c)	48,000,000
	National City Bank
5,000	2.78%, 4/30/05(c)	4,999,182
	Pacific Life Insurance
1,000	3.14%, 6/16/05(c)(e)
	(cost of $1,000,000, date purchased 12/15/03)	1,000,000
	U.S. Bank NA
900	2.09%, 4/26/05	899,590
1,000	2.95%, 6/6/05(c)	1,000,266
	Wells Fargo & Co.
9,352	6.50%., 6/1/05	9,411,165
	Westpac Banking Corp.
32,000	2.99%, 6/13/05(c)	32,000,000

		370,294,183
U.S. Government Agency Obligations 7.2%
	Federal Home Loan Bank
4,000	1.35%, 4/15/05	4,000,000
	Federal Home Loan Mortgage Corp.
38,989	2.98%, 11/28/05	38,232,072
	Federal National Mortgage Assoc.
40,000	2.63%, 4/7/05(c)	39,957,309

		82,189,381
Repurchase Agreements 0.2%
	Greenwich Capital Markets, 2.92%,

	MoneyMart Assets, Inc.
	Schedule of Investments as of March 31, 2005 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value
1,782	dated 3/31/05(d) (cost $1,782,000)	1,782,000

	Total Investments 100.6%
	(amortized cost $1,152,768,901(a))	1,152,768,901
	Liabilities in excess of other assets (0.6%)	(6,756,294)

	Net Assets 100%	$1,146,012,607

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(a)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

(b)	Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.

(c)	Floating Rate Security. The interest rate shown reflects the rate in effect at March 31, 2005.

(d)	Repurchase price of $1,782,145 due 4/1/05. Collateralized by $2,175,000 and $1,175,000 Federal National Mortgage Association Strip with principal only, maturity date of 4/01/2033 and 8/01/2034, respectively. The value of the collateral was $1,022,610 and $796,017, respectively.

(e)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid securities is $21,000,000. The aggregate value, $21,000,000 represents 1.8% of net assets.

Notes to Schedule of Investments (Unaudited)

Securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. If the amortized cost method is determined not to represent fair value, the fair value is determined by or under the director of the Board of Directors.

Repurchase Agreements: In connection with transactions in repurchase agreements with United State financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MoneyMart Assets, Inc.

By (Signature and Title)*	/s/ JONATHAN D. SHAIN
Jonathan D. Shain
Secretary of the Fund

Date May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date May 26, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 26, 2005

*	Print the name and title of each signing officer under his or her signature.